BUSINESS COMBINATIONS - NETWORK SOLUTIONS GROUP (“NSG”) (Details) - Network Solutions Group [Member] - USD ($) $ in Thousands		3 Months Ended
	Apr. 30, 2023	Sep. 30, 2023	Mar. 31, 2025
BUSINESS COMBINATIONS [Abstract]
Total purchase consideration	$ 48,603
Cash portion of the acquisition	59,600
Cash received		$ 11,000
Identified intangible asset	29,960
Goodwill	22,128
Customer Relationships [Member]
BUSINESS COMBINATIONS [Abstract]
Estimated useful lives			7 years
Product [Member]
BUSINESS COMBINATIONS [Abstract]
Goodwill	19,700
Professional Services [Member]
BUSINESS COMBINATIONS [Abstract]
Goodwill	$ 2,400